SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	December 31,	December 31,	December 31,
	2017	2016	2015

Cash paid during the period for:
Interest	$5,747	$14,540	$10,216
Income taxes	$-	$-	$-